Recent Accounting Pronouncements - Schedule of Maturity of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Lease liability	$ 1,205	$ 1,620
Less than 1 year [Member]
Statement Line Items [Line Items]
Lease liability	635
1 - 3 years [Member]
Statement Line Items [Line Items]
Lease liability	560
4 - 5 years [Member]
Statement Line Items [Line Items]
Lease liability	10
More than 5 years [Member]
Statement Line Items [Line Items]
Lease liability